Operations by Business Segment and Geographic Area - Reconciliation to Consolidated Amounts (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of total segment profit to earnings (loss) before taxes
Gain related to a partial sale of a subsidiary											$ 68,162
Pension settlement charge											(239,896)
Corporate general and administrative expense									$ (192,187)	$ (191,073)	(168,329)
Interest income (expense), net									(39,900)	(52,600)	(28,100)
Earnings attributable to noncontrolling interests									(73,092)	(46,048)	(62,494)
EARNINGS FROM CONTINUING OPERATIONS BEFORE TAXES	$ 151,500	$ 165,400	$ (23,900)	$ 93,400	$ 178,700	$ (2,700)	$ 181,400	$ 189,200	386,441	546,600	726,552
Corporate general and administrative expense | Stork Holding B.V.
Reconciliation of total segment profit to earnings (loss) before taxes
Foreign currency exchange gain or (loss)									21,000	35,000
Organizational realignment expenses									20,000	38,000
Transaction and integration costs										25,000
Reportable segments
Reconciliation of total segment profit to earnings (loss) before taxes
Total segment profit									$ 545,400	$ 744,300	$ 1,032,200